Provisions	12 Months Ended
Dec. 31, 2020
Provisions
Provisions

15    Provisions

2020
US $’000
Balance at the beginning of the year	17,998
Provisions added during the year	10,315
Provisions utilized during the year	(3,904)
Provisions reversed during the year	(2,989)
Balance at the end of the year	21,420

Legal and employee claims

For legal matters addressed against the Group, see Note 27.

Claims covered by insurance

Claims covered by insurance represent mainly claims for damage to cargo of customers that was shipped in containers at the responsibility of the Company. The Company has agreements with insurance companies that indemnify it in respect of such damages (other than the self-participation provided in the insurance agreements). Regarding assets that were recognised in respect thereto, see Note 8, insurance recoveries.